Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Intangible assets, net
2022	$ 19
2023	13
2024	5
2025	5
2026	5
2027 and thereafter	$ 14